INCOME TAXES (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Current income tax expense
Federal					$ 0	$ 0
State					0	0
Foreign					0	0
Total current					0	0
Deferred income tax expense
Federal					(292,851)	(264,815)
State					(81,363)	(73,573)
Total deferred					(374,214)	(338,388)
Valuation allowance					374,214	338,388
Total provision for income taxes	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0